STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ 6,199,890	$ (19,641,760)	$ (1,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Investment income earned on investment held in Trust Account	(371,004)	(175,533)
Formation and organization costs paid by related parties		27,607	3,707
Costs associated with warrant liabilities		2,344,508
Change in fair value of derivative warrant liabilities	(18,698,777)	16,889,088
Changes in operating assets and liabilities:
Prepaid expenses	629,340	(1,123,401)	(1,854)
Accounts payable and accrued expenses	6,179,734	(761,757)
Advances from Related Parties	2,035,989
Net Cash Used In Operating Activities	(4,024,828)	(2,441,248)	0
Cash Flows From Investing Activities:
Cash deposited into Trust Account		(816,810,000)
Net Cash Used In Investing Activities	0	(816,810,000)	0
Cash Flows From Financing Activities:
Proceeds from sale of Units in Public Offering		816,810,000
Proceeds from sale of Private Placement Warrants		18,336,200
Payment of underwriter commissions		(16,336,200)
Payment of offering costs		(800,880)
Proceeds from Sponsor note	4,300,000	1,500,000
Repayment of advances from Sponsor	371,767
Net Cash Provided By Financing Activities	3,928,233	819,509,120	0
Net change in cash	(96,595)	257,872
Cash at beginning of year	257,872	0	0
Cash at end of year	$ 161,277	257,872	0
Supplemental disclosure of non-cash financing activities:
Deferred underwriters' commissions charged to temporary equity in connection with the Public Offering		28,588,350
Deferred offering costs paid by related party		345,910	$ 3,707
Accrued offering costs which were charged to temporary equity		$ 1,144,924